December 11, 2013
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide VLI Separate Account - 7 Nationwide Life Insurance Company SEC File No. 333-156020 CIK No. 0001299473
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VLI Separate Account - 7 (the "Variable Account") and Nationwide Life Insurance Company, we certify that the form of prospectus which would have filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 10 to the Registration Statement for the company and the Variable Account which is effective January 1, 2014.
Please contact the undersigned at 614-677-8212 with any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Stephen M. Jackson
Stephen M. Jackson
Managing Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies